RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Assets and Liabilities Measured and Disclosed at Fair Value (Details) - USD ($) $ in Millions	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018
Disclosure of financial assets and liabilities [line items]
Cash and cash equivalents	$ 229	$ 294	$ 115	$ 322	$ 177	$ 173
Restricted cash	233		173
Investments in equity securities	277		160
Property, plant and equipment	28,527		30,714
Contingent consideration	(22)		(11)
Equity-accounted investments	1,211		1,010
Total	18,457		20,286
Corporate borrowings
Disclosure of financial assets and liabilities [line items]
Liabilities for which fair value is disclosed	(2,330)		(2,204)
Non-recourse borrowing
Disclosure of financial assets and liabilities [line items]
Liabilities for which fair value is disclosed	(9,538)		(9,573)
Energy derivative contracts
Disclosure of financial assets and liabilities [line items]
Financial instrument assets	74		76
Financial instrument liabilities	(9)		(8)
Interest rate swaps
Disclosure of financial assets and liabilities [line items]
Financial instrument liabilities	(198)		(131)
Foreign exchange swaps
Disclosure of financial assets and liabilities [line items]
Financial instrument assets	10		4
Financial instrument liabilities	(7)		$ (39)
Level 1
Disclosure of financial assets and liabilities [line items]
Cash and cash equivalents	229
Restricted cash	233
Investments in equity securities	8
Property, plant and equipment	0
Contingent consideration	0
Equity-accounted investments	1,211
Total	(902)
Level 1 | Corporate borrowings
Disclosure of financial assets and liabilities [line items]
Liabilities for which fair value is disclosed	(2,190)
Level 1 | Non-recourse borrowing
Disclosure of financial assets and liabilities [line items]
Liabilities for which fair value is disclosed	(393)
Level 1 | Energy derivative contracts
Disclosure of financial assets and liabilities [line items]
Financial instrument assets	0
Financial instrument liabilities	0
Level 1 | Interest rate swaps
Disclosure of financial assets and liabilities [line items]
Financial instrument liabilities	0
Level 1 | Foreign exchange swaps
Disclosure of financial assets and liabilities [line items]
Financial instrument assets	0
Financial instrument liabilities	0
Level 2
Disclosure of financial assets and liabilities [line items]
Cash and cash equivalents	0
Restricted cash	0
Investments in equity securities	187
Property, plant and equipment	0
Contingent consideration	0
Equity-accounted investments	0
Total	(9,242)
Level 2 | Corporate borrowings
Disclosure of financial assets and liabilities [line items]
Liabilities for which fair value is disclosed	(140)
Level 2 | Non-recourse borrowing
Disclosure of financial assets and liabilities [line items]
Liabilities for which fair value is disclosed	(9,145)
Level 2 | Energy derivative contracts
Disclosure of financial assets and liabilities [line items]
Financial instrument assets	60
Financial instrument liabilities	(9)
Level 2 | Interest rate swaps
Disclosure of financial assets and liabilities [line items]
Financial instrument liabilities	(198)
Level 2 | Foreign exchange swaps
Disclosure of financial assets and liabilities [line items]
Financial instrument assets	10
Financial instrument liabilities	(7)
Level 3
Disclosure of financial assets and liabilities [line items]
Cash and cash equivalents	0
Restricted cash	0
Investments in equity securities	82
Property, plant and equipment	28,527
Contingent consideration	(22)
Equity-accounted investments	0
Total	28,601
Level 3 | Corporate borrowings
Disclosure of financial assets and liabilities [line items]
Liabilities for which fair value is disclosed	0
Level 3 | Non-recourse borrowing
Disclosure of financial assets and liabilities [line items]
Liabilities for which fair value is disclosed	0
Level 3 | Energy derivative contracts
Disclosure of financial assets and liabilities [line items]
Financial instrument assets	14
Financial instrument liabilities	0
Level 3 | Interest rate swaps
Disclosure of financial assets and liabilities [line items]
Financial instrument liabilities	0
Level 3 | Foreign exchange swaps
Disclosure of financial assets and liabilities [line items]
Financial instrument assets	0
Financial instrument liabilities	$ 0